Segment Report (production costs per segment) (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Labour costs, including contractors1	R 25,082	R 22,390	R 21,391
Consumables	11,470	10,461	10,101
Water and electricity	10,226	8,894	7,633
Royalty expense - regulatory	3,384	1,910	1,277
Capitalisation of mine development costs	(2,504)	(2,429)	(2,315)
Production costs1	48,435	43,149	38,995
Operating segments
Disclosure of operating segments [line items]
Production costs1	45,373	40,517	36,462
Operating segments | Total Gold
Disclosure of operating segments [line items]
Labour costs, including contractors1	21,922	20,449	19,428
Consumables	9,572	9,399	9,009
Water and electricity	8,416	7,408	6,249
Overheads Allocation	1,939	1,659	1,602
Treatment Allocation	2,363	2,283	2,214
Royalty expense - regulatory	3,252	1,910	1,278
Other Costs	2,761	3,200	2,422
Capitalisation of mine development costs	(3,675)	(3,159)	(3,207)
Labour Costs including Contractors	46,550	43,149	38,995
Labour Costs including Contractors	(2,802)	(2,632)	(2,533)
Production costs1	43,748	40,517	36,462
Operating segments | Total Copper
Disclosure of operating segments [line items]
Labour costs, including contractors1	1,080	0	0
Consumables	669	0	0
Water and electricity	166	0	0
Overheads Allocation	0	0	0
Treatment Allocation	0	0	0
Royalty expense - regulatory	132	0	0
Other Costs	(161)	0	0
Capitalisation of mine development costs	0	0	0
Labour Costs including Contractors	1,886	0	0
Labour Costs including Contractors	(261)	0	0
Production costs1	1,625	0	0
Operating segments | Total operations
Disclosure of operating segments [line items]
Labour costs, including contractors1	23,002	20,449	19,428
Consumables	10,241	9,399	9,009
Water and electricity	8,582	7,408	6,249
Overheads Allocation	1,939	1,659	1,602
Treatment Allocation	2,363	2,283	2,214
Royalty expense - regulatory	3,384	1,910	1,278
Other Costs	2,600	3,200	2,422
Capitalisation of mine development costs	(3,675)	(3,159)	(3,207)
Labour Costs including Contractors	48,436	43,149	38,995
Labour Costs including Contractors	(3,063)	(2,632)	(2,533)
Production costs1	45,373	40,517	36,462
SA taxation | Total Gold Contracts | Operating segments
Disclosure of operating segments [line items]
Labour costs, including contractors1	20,782	19,186	18,127
Consumables	7,459	7,157	6,720
Water and electricity	8,345	7,242	6,151
Overheads Allocation	1,939	1,659	1,602
Treatment Allocation	2,363	2,283	2,214
Royalty expense - regulatory	2,932	1,707	1,122
Other Costs	2,124	2,257	1,738
Capitalisation of mine development costs	(2,839)	(2,542)	(2,531)
Labour Costs including Contractors	43,105	38,949	35,143
Labour Costs including Contractors	(678)	(888)	(928)
Production costs1	42,428	38,061	34,215
SA taxation | Total Gold Contracts | Operating segments | Moab Khotsong
Disclosure of operating segments [line items]
Labour costs, including contractors1	2,985	2,813	2,762
Consumables	709	724	659
Water and electricity	1,413	1,192	1,015
Overheads Allocation	384	316	285
Treatment Allocation	305	267	270
Royalty expense - regulatory	405	319	228
Other Costs	679	667	587
Capitalisation of mine development costs	(197)	(234)	(285)
Labour Costs including Contractors	6,683	6,064	5,521
Labour Costs including Contractors	(576)	(829)	(874)
Production costs1	6,107	5,235	4,647
SA taxation | Total Gold Contracts | Operating segments | Mponeng
Disclosure of operating segments [line items]
Labour costs, including contractors1	3,231	2,993	2,706
Consumables	1,033	988	889
Water and electricity	2,051	1,742	1,392
Overheads Allocation	363	321	305
Treatment Allocation	281	264	233
Royalty expense - regulatory	1,075	740	386
Other Costs	335	491	374
Capitalisation of mine development costs	(490)	(476)	(464)
Labour Costs including Contractors	7,879	7,063	5,821
Labour Costs including Contractors	(29)	(17)	(13)
Production costs1	7,850	7,046	5,808
SA taxation | Total Gold Contracts | Operating segments | Tshepong North
Disclosure of operating segments [line items]
Labour costs, including contractors1	2,146	1,931	1,853
Consumables	665	559	518
Water and electricity	598	535	470
Overheads Allocation	174	144	154
Treatment Allocation	186	135	129
Royalty expense - regulatory	356	98	66
Other Costs	63	86	38
Capitalisation of mine development costs	(403)	(386)	(386)
Labour Costs including Contractors	3,785	3,102	2,842
Labour Costs including Contractors	(11)	(5)	(4)
Production costs1	3,775	3,097	2,838
SA taxation | Total Gold Contracts | Operating segments | Tshepong South
Disclosure of operating segments [line items]
Labour costs, including contractors1	1,858	1,746	1,647
Consumables	433	417	388
Water and electricity	651	587	498
Overheads Allocation	159	138	137
Treatment Allocation	106	90	82
Royalty expense - regulatory	216	95	64
Other Costs	226	165	113
Capitalisation of mine development costs	(302)	(315)	(353)
Labour Costs including Contractors	3,347	2,923	2,576
Labour Costs including Contractors	(7)	(4)	(4)
Production costs1	3,340	2,919	2,572
SA taxation | Total Gold Contracts | Operating segments | Doornkop
Disclosure of operating segments [line items]
Labour costs, including contractors1	2,018	1,866	1,724
Consumables	732	807	752
Water and electricity	439	409	331
Overheads Allocation	183	136	138
Treatment Allocation	250	215	189
Royalty expense - regulatory	190	79	64
Other Costs	79	190	188
Capitalisation of mine development costs	(460)	(454)	(336)
Labour Costs including Contractors	3,431	3,248	3,050
Labour Costs including Contractors	(6)	(3)	(3)
Production costs1	3,424	3,245	3,047
SA taxation | Total Gold Contracts | Operating segments | Joel
Disclosure of operating segments [line items]
Labour costs, including contractors1	1,232	1,142	1,059
Consumables	391	350	320
Water and electricity	257	227	190
Overheads Allocation	98	93	88
Treatment Allocation	90	75	71
Royalty expense - regulatory	121	55	35
Other Costs	108	89	56
Capitalisation of mine development costs	(188)	(165)	(153)
Labour Costs including Contractors	2,109	1,866	1,666
Labour Costs including Contractors	(4)	(2)	(2)
Production costs1	2,106	1,864	1,664
SA taxation | Total Gold Contracts | Operating segments | Target 1
Disclosure of operating segments [line items]
Labour costs, including contractors1	1,485	1,357	1,291
Consumables	624	638	600
Water and electricity	397	352	322
Overheads Allocation	111	104	97
Treatment Allocation	140	120	133
Royalty expense - regulatory	16	12	12
Other Costs	133	150	104
Capitalisation of mine development costs	(212)	(195)	(198)
Labour Costs including Contractors	2,694	2,538	2,361
Labour Costs including Contractors	(4)	(2)	(3)
Production costs1	2,689	2,536	2,358
SA taxation | Total Gold Contracts | Operating segments | Kusasalethu
Disclosure of operating segments [line items]
Labour costs, including contractors1	2,177	2,036	1,873
Consumables	650	607	561
Water and electricity	1,176	1,027	952
Overheads Allocation	160	138	135
Treatment Allocation	175	157	156
Royalty expense - regulatory	208	106	72
Other Costs	177	138	79
Capitalisation of mine development costs	(252)	(203)	(140)
Labour Costs including Contractors	4,471	4,006	3,688
Labour Costs including Contractors	(10)	(6)	(6)
Production costs1	4,464	4,000	3,682
SA taxation | Total Gold Contracts | Operating segments | Masimong
Disclosure of operating segments [line items]
Labour costs, including contractors1	1,201	1,097	1,042
Consumables	328	300	299
Water and electricity	340	290	251
Overheads Allocation	110	88	98
Treatment Allocation	99	85	84
Royalty expense - regulatory	161	56	56
Other Costs	53	59	29
Capitalisation of mine development costs	0	0	0
Labour Costs including Contractors	2,292	1,975	1,859
Labour Costs including Contractors	(4)	(2)	(2)
Production costs1	2,288	1,973	1,857
SA taxation | Total Gold Contracts | Operating segments | Mine Waste Solutions
Disclosure of operating segments [line items]
Labour costs, including contractors1	750	660	657
Consumables	982	905	894
Water and electricity	614	518	417
Overheads Allocation	85	87	87
Treatment Allocation	0	0	0
Royalty expense - regulatory	0	0	0
Other Costs	7	55	(4)
Capitalisation of mine development costs	0	0	0
Labour Costs including Contractors	2,438	2,225	2,051
Labour Costs including Contractors	(5)	(4)	(4)
Production costs1	2,434	2,221	2,047
SA taxation | Total Gold Contracts | Operating segments | All other surface operations
Disclosure of operating segments [line items]
Labour costs, including contractors1	1,699	1,545	1,513
Consumables	912	862	840
Water and electricity	409	363	313
Overheads Allocation	112	94	78
Treatment Allocation	731	875	867
Royalty expense - regulatory	184	147	139
Other Costs	264	167	174
Capitalisation of mine development costs	(335)	(114)	(216)
Labour Costs including Contractors	3,976	3,939	3,708
Labour Costs including Contractors	(22)	(14)	(13)
Production costs1	3,951	3,925	3,695
Foreign operations | Operating segments | Total Gold Contracts
Disclosure of operating segments [line items]
Labour costs, including contractors1	1,140	1,263	1,301
Consumables	2,113	2,242	2,289
Water and electricity	71	166	98
Overheads Allocation	0	0	0
Treatment Allocation	0	0	0
Royalty expense - regulatory	320	203	156
Other Costs	637	943	684
Capitalisation of mine development costs	(836)	(617)	(676)
Labour Costs including Contractors	3,445	4,200	3,852
Labour Costs including Contractors	(2,124)	(1,744)	(1,605)
Production costs1	1,320	2,456	2,247
Foreign operations | Operating segments | Copper (b)
Disclosure of operating segments [line items]
Labour costs, including contractors1	1,080	0	0
Consumables	669	0	0
Water and electricity	166	0	0
Overheads Allocation	0	0	0
Treatment Allocation	0	0	0
Royalty expense - regulatory	132	0	0
Other Costs	(161)	0	0
Capitalisation of mine development costs	0	0	0
Labour Costs including Contractors	1,886	0	0
Labour Costs including Contractors	(261)	0	0
Production costs1	1,625	0	0
Foreign operations | Total Gold Contracts | Operating segments | Hidden Valley
Disclosure of operating segments [line items]
Labour costs, including contractors1	1,140	1,263	1,301
Consumables	2,113	2,242	2,289
Water and electricity	71	166	98
Overheads Allocation	0	0	0
Treatment Allocation	0	0	0
Royalty expense - regulatory	320	203	156
Other Costs	637	943	684
Capitalisation of mine development costs	(836)	(617)	(676)
Labour Costs including Contractors	3,445	4,200	3,852
Labour Costs including Contractors	(2,124)	(1,744)	(1,605)
Production costs1	1,320	2,456	2,247
Foreign operations | Copper (b) | Operating segments | CSA
Disclosure of operating segments [line items]
Labour costs, including contractors1	1,080	0	0
Consumables	669	0	0
Water and electricity	166	0	0
Overheads Allocation	0	0	0
Treatment Allocation	0	0	0
Royalty expense - regulatory	132	0	0
Other Costs	(161)	0	0
Capitalisation of mine development costs	0	0	0
Labour Costs including Contractors	1,886	0	0
Labour Costs including Contractors	(261)	0	0
Production costs1	R 1,625	R 0	R 0